CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital	Share premium	Other capital reserves	Cash flow hedge reserve	Foreign currency translation reserve	Investments at fair value through other comprehensive income reserve	Accumulated deficit
Beginning Balance at Jun. 30, 2017	$ 902,693	$ 22,726	$ 450,959	$ 437,346	$ 2,215	$ 4,289	$ (258)	$ (14,584)
Net loss	(113,432)							(113,432)
Other comprehensive income (loss), net of tax	(6,307)				(5,839)	118	(586)
Total comprehensive loss, net of tax	(119,739)				(5,839)	118	(586)	(113,432)
Changes in equity [abstract]
Issuance of ordinary shares upon exercise of share options	4,004	243	3,761
Vesting of early exercised shares	83	37	46
Issuance of ordinary shares for settlement of restricted share units	0	525		(525)
Share-based payment	162,873			162,873
Tax benefit from share plans	140			140
Reduction in deferred tax assets	(42,734)			(42,734)
Increase (decrease) in equity	124,366	805	3,807	119,754
Ending Balance at Jun. 30, 2018	907,320	23,531	454,766	557,100	(3,624)	4,407	(844)	(128,016)
Net loss	(637,621)							(637,621)
Other comprehensive income (loss), net of tax	32,140				1,077	(35)	31,098
Total comprehensive loss, net of tax	(605,481)				1,077	(35)	31,098	(637,621)
Changes in equity [abstract]
Issuance of ordinary shares upon exercise of share options	3,542	150	3,392
Vesting of early exercised shares	59	51	8
Issuance of ordinary shares for settlement of restricted share units	0	467		(467)
Share-based payment	257,777			257,777
Replacement equity awards related to business combination	1,768			1,768
Tax benefit from share plans	482			482
Increase (decrease) in equity	263,628	668	3,400	259,560
Ending Balance (Cumulative effect of applying new accounting pronouncement) at Jun. 30, 2019	(101)							(101)
Ending Balance at Jun. 30, 2019	565,467	24,199	458,166	816,660	(2,547)	4,372	30,254	(765,637)
Net loss	(350,654)							(350,654)
Other comprehensive income (loss), net of tax	44,065				8,714	(613)	35,964
Total comprehensive loss, net of tax	(306,589)				8,714	(613)	35,964	(350,654)
Changes in equity [abstract]
Issuance of ordinary shares upon exercise of share options	1,802	76	1,726
Vesting of early exercised shares	32	64		(32)
Issuance of ordinary shares for settlement of restricted share units	0	405		(405)
Share-based payment	313,706			313,706
Replacement equity awards related to business combination	552			552
Tax benefit from share plans	437			437
Increase (decrease) in equity	316,428	545	1,726	314,258				(101)
Ending Balance at Jun. 30, 2020	$ 575,306	$ 24,744	$ 459,892	$ 1,130,918	$ 6,167	$ 3,759	$ 66,218	$ (1,116,392)